LEASES (Tables)	6 Months Ended
Jun. 30, 2023
LEASES
Schedule of components of lease expense

	Six Months ended June 30,
	2022	2023
	$	$
	Unaudited	Unaudited
Operating lease expense	2,470	1,171

Schedule of supplemental cash flow information

	Six Months ended June 30,
	2022	2023
	$	$
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,829	809

Schedule of lease terms and discount rates

	Six Months ended June 30,
	2022	2023
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	6.70 Years	2.67 Years
Weighted-average Discount Rate
Operating leases	4.26%	4.25%

Schedule of maturities of lease liabilities

Amount
$
Unaudited
For the six months ending December 31, 2023 (remaining)	2,449
For the year ending December 31,
2024	2,548
2025	2,294
2026	441
2027	8
Total lease payments	7,740
Less: interest	(389)
Total	7,351
Less: current portion	(2,451)
Non-current portion	4,900